UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 07687

Nuveen Strategy Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: August 31

Date of reporting period: May 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Strategy Aggressive Growth Allocation Fund

May 31, 2012

Shares	Description (1)					Value
	COMMODITY FUNDS – 4.7%

	Non-Affiliated Commodity Funds – 4.7%

86,157	iShares S&P GSCI Commodity-Indexed Trust, (2)					$2,604,526

72,032	PowerShares DB Commodity Index Tracking Fund, (2)					1,818,088
	Total Commodity Funds (cost $5,114,343)					4,422,614
	EQUITY FUNDS – 81.7%

	Affiliated Equity Funds – 81.7%

424,379	Nuveen Dividend Value Fund (Class I)					5,775,796

2,034,518	Nuveen International Select Fund (Class I)					16,357,523

165,073	Nuveen Large Cap Growth Opportunities Fund (Class I)					5,714,835

252,148	Nuveen Large Cap Select Fund (Class I), (2)					3,179,582

381,199	Nuveen Large Cap Value Fund (Class I)					5,702,736

25,729	Nuveen Mid Cap Growth Opportunities Fund (Class I)					1,165,771

61,306	Nuveen Mid Cap Value Fund (Class I)					1,353,626

206,102	Nuveen NWQ Large-Cap Value Fund (Class I)					3,365,652

329,945	Nuveen Quantitative Enhanced Core Equity Fund (Class I)					7,186,208

47,059	Nuveen Real Asset Income Fund (Class I)					980,235

187,497	Nuveen Real Estate Securities Fund (Class I)					3,853,054

228,750	Nuveen Santa Barbara Dividend Growth Fund (Class I)					5,705,031

136,056	Nuveen Santa Barbara International Growth Fund (Class I)					3,470,788

6,601	Nuveen Small Cap Select Fund (Class I)					92,152

3,106	Nuveen Small Cap Value Fund (Class I), (2)					37,860

522,390	Nuveen Tactical Market Opportunities Fund (Class I)					5,845,542

174,078	Nuveen Tradewinds International Value Fund (Class I)					3,331,859

110,469	Nuveen Winslow Large-Cap Growth Fund (Class I), (2)					3,512,913
	Total Equity Funds (cost $85,778,539)					76,631,163
	FIXED INCOME FUNDS – 11.4%

	Affiliated Fixed Income Funds – 11.4%

113,472	Nuveen Core Plus Bond Fund (Class I)					1,317,410

210,913	Nuveen High Income Bond Fund (Class I)					1,805,416

98,838	Nuveen High Yield Municipal Bond Fund (Class I)					1,623,905

70	Nuveen Inflation Protected Securities Fund (Class I)					833

164,413	Nuveen Intermediate Term Bond Fund (Class I)					1,746,065

67,494	Nuveen Preferred Securities Fund (Class I)					1,081,934

70,401	Nuveen Short Term Bond Fund (Class I)					699,083

85,796	Nuveen Strategic Income Fund (Class I)					917,157

72,859	Nuveen Symphony Credit Opportunities Fund (Class I)					1,529,317
	Total Fixed Income Funds (cost $10,539,744)					10,721,120

Shares	Description (1)	Coupon		Maturity	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 2.3%

	Money Market Funds – 0.7%

691,603	First American Treasury Obligations, Class Z	0.000%	(4)	N/A	N/A	$691,603

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen Strategy Aggressive Growth Allocation Fund (continued)

May 31, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	U.S. Government and Agency Obligations – 1.6%

$1,495	U.S. Treasury Bills, (5)	0.069%	9/20/12	Aaa	$1,494,608
	Total Short-Term Investments ($2,186,211)				2,186,211
	Total Investments (cost $103,618,837) – 100.1%				93,961,108
	Other Assets Less Liabilities – (0.1)% (6)				(117,609)
	Net Assets – 100%				$93,843,499

Investments in Derivatives at May 31, 2012:

Futures Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index	Long	7	6/12	$532,770	$(28,164)
S&P 500 Index	Long	22	6/12	7,200,600	(283,063)
S&P MidCap 400 E-Mini	Long	24	6/12	2,219,520	(115,132)
U.S. 5-Year Treasury Note	Short	(78)	9/12	(9,686,625)	(26,393)
					$(452,752)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of May 31, 2012:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Commodity Funds	$4,422,614	$—	$—	$4,422,614
Equity Funds	76,631,163	—	—	76,631,163
Fixed Income Funds	10,721,120	—	—	10,721,120
Short-Term Investments:
Money Market Funds	691,603	—	—	691,603
U.S. Government and Agency Obligations	—	1,494,608	—	1,494,608
Derivatives:
Futures Contracts*	(452,752)	—	—	(452,752)
Total	$92,013,748	$1,494,608	$—	$93,508,356
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

During the period ended May 31, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

2	Nuveen Investments

The following table presents the fair value of all derivative instruments held by the Fund as of May 31, 2012 the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statements of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Equity	Futures Contracts	—	—	Payable for variation margin on futures contracts*	$(426,359)
Interest Rate	Futures Contracts	—	—	Payable for variation margin on futures contracts*	(26,393)
					$(452,752)
*	Value represents cumulative gross unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Portfolio of Investments, and not the deposits with brokers, if any, or the receivable or payable for variation margin presented on the Statement of Assets and Liabilities.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At May 31, 2012, the cost of investments (excluding investments in derivatives) was $104,340,541.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at May 31, 2012, were as follows:

Gross unrealized:
Appreciation	$1,150,780
Depreciation	(11,530,213)
Net unrealized appreciation (depreciation) of investments	$(10,379,433)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	The rate shown is the annualized seven-day effective yield as of May 31, 2012.

(5)	Investment, or portion of investment, segregated as collateral for investments in derivatives.

(6)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives at May 31, 2012.

N/A	Not Applicable.

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen Strategy Growth Allocation Fund

May 31, 2012

Shares	Description (1)					Value

	COMMODITY FUNDS – 3.8%

	Non-Affiliated Commodity Funds – 3.8%

138,810	iShares S&P GSCI Commodity-Indexed Trust, (2)					$4,196,226

55,429	PowerShares DB Commodity Index Tracking Fund, (2)					1,399,028
	Total Commodity Funds (cost $6,749,941)					5,595,254
	EQUITY FUNDS – 72.2%

	Affiliated Equity Fund – 72.2%

559,025	Nuveen Dividend Value Fund (Class I)					7,608,326

172,930	Nuveen Global Infrastructure Fund (Class I)					1,497,574

2,453,578	Nuveen International Select Fund (Class I)					19,726,767

217,869	Nuveen Large Cap Growth Opportunities Fund (Class I)					7,542,614

307,155	Nuveen Large Cap Select Fund (Class I), (2)					3,873,221

503,343	Nuveen Large Cap Value Fund (Class I)					7,530,013

49,968	Nuveen Mid Cap Growth Opportunities Fund (Class I)					2,264,069

126,384	Nuveen Mid Cap Value Fund (Class I)					2,790,549

268,453	Nuveen NWQ Large-Cap Value Fund (Class I)					4,383,831

438,319	Nuveen Quantitative Enhanced Core Equity Fund (Class I)					9,546,591

70,588	Nuveen Real Asset Income Fund (Class I)					1,470,353

293,314	Nuveen Real Estate Securities Fund (Class I)					6,027,596

310,305	Nuveen Santa Barbara Dividend Growth Fund (Class I)					7,739,095

159,738	Nuveen Santa Barbara International Growth Fund (Class I)					4,074,922

3,842	Nuveen Small Cap Growth Opportunities Fund (Class I)					86,648

10,186	Nuveen Small Cap Select Fund (Class I)					142,194

1,068,372	Nuveen Tactical Market Opportunities Fund (Class I)					11,955,078

197,066	Nuveen Tradewinds International Value Fund (Class I)					3,771,847

143,216	Nuveen Winslow Large-Cap Growth Fund (Class I), (2)					4,554,275
	Total Equity Funds (cost $114,022,789)					106,585,563
	FIXED INCOME FUNDS – 22.4%

	Affiliated Fixed Income Funds – 22.4%

535,777	Nuveen Core Plus Bond Fund (Class I)					6,220,373

492,350	Nuveen High Income Bond Fund (Class I)					4,214,514

283,714	Nuveen High Yield Municipal Bond Fund (Class I)					4,661,423

4,411	Nuveen Inflation Protected Securities Fund (Class I)					52,405

617,714	Nuveen Intermediate Term Bond Fund (Class I)					6,560,127

128,853	Nuveen Preferred Securities Fund (Class I)					2,065,510

291,286	Nuveen Short Term Bond Fund (Class I)					2,892,467

304,589	Nuveen Strategic Income Fund (Class I)					3,256,053

155,118	Nuveen Symphony Credit Opportunities Fund (Class I)					3,255,924
	Total Fixed Income Funds (cost $32,488,436)					33,178,796

Shares	Description (1)	Coupon		Maturity	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 1.9%

	Money Market Funds – 0.7%

967,482	First American Treasury Obligations, Class Z	0.000%	(4)	N/A	N/A	$967,482

4	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	U.S. Government and Agency Obligations – 1.2%

$1,800	U.S. Treasury Bills, (5)	0.069%	9/20/12	Aaa	$1,799,528
	Total Short-Term Investments ($2,767,010)				2,767,010
	Total Investments (cost $156,028,176) – 100.3%				148,126,623
	Other Assets Less Liabilities – (0.3)% (6)				(448,015)
	Net Assets – 100%				$147,678,608

Investments in Derivatives at May 31, 2012:

Futures Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index	Short	(5)	6/12	$(380,550)	$20,058
S&P 500 Index	Long	31	6/12	10,146,300	(398,862)
S&P MidCap 400 E-Mini	Long	17	6/12	1,572,160	(81,552)
U.S. 5-Year Treasury Note	Short	(106)	9/12	(13,163,875)	(35,867)
					$(496,223)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of May 31, 2012:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Commodity Funds	$5,595,254	$—	$—	$5,595,254
Equity Funds	106,585,563	—	—	106,585,563
Fixed Income Funds	33,178,796	—	—	33,178,796
Short-Term Investments:
Money Market Funds	967,482	—	—	967,482
U.S. Government and Agency Obligations	—	1,799,528	—	1,799,528
Derivatives:
Futures Contracts*	(496,223)	—	—	(496,223)
Total	$145,830,872	$1,799,528	$—	$147,630,400
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

During the period ended May 31, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen Strategy Growth Allocation Fund (continued)

May 31, 2012

The following table presents the fair value of all derivative instruments held by the Fund as of May 31, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statements of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Equity	Futures Contracts	Payable for variation margin on futures contracts*	$20,058	Payable for variation margin on futures contracts*	$(480,414)
Interest Rate	Futures Contracts	—	—	Payable for variation margin on futures contracts*	(35,867)
			$20,058		$(516,281)
*	Value represents cumulative gross unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Portfolio of Investments, and not the deposits with brokers, if any, or the receivable or payable for variation margin presented on the Statement of Assets and Liabilities.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At May 31, 2012, the cost of investments (excluding investments in derivatives) was $157,587,226.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at May 31, 2012, were as follows:

Gross unrealized:
Appreciation	$3,760,604
Depreciation	(13,221,207)
Net unrealized appreciation (depreciation) of investments	$(9,460,603)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	The rate shown is the annualized seven-day effective yield as of May 31, 2012.

(5)	Investment, or portion of investment, segregated as collateral for investments in derivatives.

(6)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives at May 31, 2012.

N/A	Not Applicable.

6	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Strategy Balanced Allocation Fund

May 31, 2012

Shares	Description (1)					Value

	COMMODITY FUNDS – 2.6%

	Non-Affiliated Commodity Funds – 2.6%

269,258	iShares S&P GSCI Commodity-Indexed Trust, (2)					$8,139,669

45,622	PowerShares DB Commodity Index Tracking Fund, (2)					1,151,500
	Total Commodity Funds (cost $9,678,388)					9,291,169
	EQUITY FUNDS – 59.3%

	Affiliated Equity Fund – 59.3%

1,115,299	Nuveen Dividend Value Fund (Class I)					15,179,225

425,576	Nuveen Global Infrastructure Fund (Class I)					3,685,492

4,803,488	Nuveen International Select Fund (Class I)					38,620,041

385,163	Nuveen Large Cap Growth Opportunities Fund (Class I)					13,334,335

443,560	Nuveen Large Cap Select Fund (Class I), (2)					5,593,290

884,059	Nuveen Large Cap Value Fund (Class I)					13,225,529

113,327	Nuveen Mid Cap Growth Opportunities Fund (Class I)					5,134,853

235,157	Nuveen Mid Cap Value Fund (Class I)					5,192,286

440,772	Nuveen NWQ Large-Cap Value Fund (Class I)					7,197,804

731,125	Nuveen Quantitative Enhanced Core Equity Fund (Class I)					15,923,912

188,235	Nuveen Real Asset Income Fund (Class I)					3,920,941

525,372	Nuveen Real Estate Securities Fund (Class I)					10,796,398

619,627	Nuveen Santa Barbara Dividend Growth Fund (Class I)					15,453,489

314,404	Nuveen Santa Barbara International Growth Fund (Class I)					8,020,453

8,328	Nuveen Small Cap Growth Opportunities Fund (Class I)					187,792

19,058	Nuveen Small Cap Select Fund (Class I)					266,050

2,812,149	Nuveen Tactical Market Opportunities Fund (Class I)					31,467,948

382,991	Nuveen Tradewinds International Value Fund (Class I)					7,330,444

275,803	Nuveen Winslow Large-Cap Growth Fund (Class I), (2)					8,770,542
	Total Equity Funds (cost $202,398,715)					209,300,824
	FIXED INCOME FUNDS – 36.8%

	Affiliated Fixed Income Funds – 36.8%

2,860,498	Nuveen Core Plus Bond Fund (Class I)					33,210,383

1,075,163	Nuveen High Income Bond Fund (Class I)					9,203,395

696,326	Nuveen High Yield Municipal Bond Fund (Class I)					11,440,641

2,631	Nuveen Inflation Protected Securities Fund (Class I)					31,255

3,120,454	Nuveen Intermediate Term Bond Fund (Class I)					33,139,220

208,619	Nuveen Preferred Securities Fund (Class I)					3,344,159

1,659,658	Nuveen Short Tern Bond Fund (Class I)					16,480,407

1,526,952	Nuveen Strategic Income Fund (Class I)					16,323,113

318,418	Nuveen Symphony Credit Opportunities Fund (Class I)					6,683,596
	Total Fixed Income Funds (cost $117,862,682)					129,856,169

Shares	Description (1)	Coupon		Maturity	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 1.3%

	Money Market Funds – 0.3%

1,048,433	First American Treasury Obligations, Class Z	0.000%	(4)	N/A	N/A	$1,048,433

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen Strategy Balanced Allocation Fund (continued)

May 31, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	U.S. Government and Agency Obligations – 1.0%

$3,390	U.S. Treasury Bills, (5)	0.069%	9/20/12	Aaa	$3,389,112
	Total Short-Term Investments ($4,437,545)				4,437,545
	Total Investments (cost $334,377,330) – 100.0%				352,885,707
	Other Assets Less Liabilities – 0.0% (6)				(19,735)
	Net Assets – 100%				$352,865,972

Investments in Derivatives at May 31, 2012:

Futures Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index	Long	11	6/12	$837,210	$(44,258)
S&P 500 Index	Long	54	6/12	17,674,200	(694,791)
S&P MidCap 400 E-Mini	Long	38	6/12	3,514,240	(182,292)
U.S. 5-Year Treasury Note	Short	(165)	9/12	(20,490,938)	(55,831)
					$(977,172)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of May 31, 2012:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Commodity Funds	$9,291,169	$—	$—	$9,291,169
Equity Funds	209,300,824	—	—	209,300,824
Fixed Income Funds	129,856,169	—	—	129,856,169
Short-Term Investments:
Money Market Funds	1,048,433	—	—	1,048,433
U.S. Government and Agency Obligations	—	3,389,112	—	3,389,112
Derivatives:
Futures Contracts*	(977,172)	—	—	(977,172)
Total	$348,519,423	$3,389,112	$—	$351,908,535
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

During the period ended May 31, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

8	Nuveen Investments

The following table presents the fair value of all derivative instruments held by the Fund as of May 31, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statements of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Equity	Futures Contracts	—	—	Payable for variation margin on futures contracts*	$(921,341)
Interest Rate	Futures Contracts	—	—	Payable for variation margin on futures contracts*	(55,831)
					$(977,172)
*	Value represents cumulative gross unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Portfolio of Investments, and not the deposits with brokers, if any, or the receivable or payable for variation margin presented on the Statement of Assets and Liabilities.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At May 31, 2012, the cost of investments (excluding investments in derivatives) was $341,827,989.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at May 31, 2012, were as follows:

Gross unrealized:
Appreciation	$23,823,775
Depreciation	(12,766,057)
Net unrealized appreciation (depreciation) of investments	$11,057,718

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	The rate shown is the annualized seven-day effective yield as of May 31, 2012.

(5)	Investment, or portion of investment, segregated as collateral for investments in derivatives.

(6)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives at May 31, 2012.

N/A	Not Applicable.

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen Strategy Conservative Allocation Fund

May 31, 2012

Shares	Description (1)					Value

	COMMODITY FUNDS – 0.9%

	Commodity Funds – 0.9%

40,801	iShares S&P GSCI Commodity-Indexed Trust, (2)					$1,233,414
	Total Commodity Funds (cost $1,666,885)					1,233,414
	EQUITY FUNDS – 36.8%

	Affiliated Equity Fund – 36.8%

257,310	Nuveen Dividend Value Fund (Class I)					3,501,993

460,932	Nuveen Global Infrastructure Fund (Class I)					3,991,671

754,656	Nuveen International Select Fund (Class I)					6,067,438

68,344	Nuveen Large Cap Growth Opportunities Fund (Class I)					2,366,072

79,242	Nuveen Large Cap Select Fund (Class I), (2)					999,240

150,453	Nuveen Large Cap Value Fund (Class I)					2,250,780

29,024	Nuveen Mid Cap Growth Opportunities Fund (Class I)					1,315,074

75,740	Nuveen NWQ Large-Cap Value Fund (Class I)					1,236,826

128,505	Nuveen Quantitative Enhanced Core Equity Fund (Class I)					2,798,832

70,588	Nuveen Real Asset Income Fund (Class I)					1,470,353

68,028	Nuveen Real Estate Securities Fund (Class I)					1,397,981

120,777	Nuveen Santa Barbara Dividend Growth Fund (Class I)					3,012,170

56,657	Nuveen Santa Barbara International Growth Fund (Class I)					1,445,326

46,092	Nuveen Small Cap Select Fund (Class I)					643,440

1,247,027	Nuveen Tactical Market Opportunities Fund (Class I)					13,954,228

62,931	Nuveen Tradewinds International Value Fund (Class I)					1,204,492

47,463	Nuveen Winslow Large-Cap Growth Fund (Class I), (2)					1,509,325
	Total Equity Funds (cost $50,097,463)					49,165,241
	FIXED INCOME FUNDS – 61.7%

	Affiliated Fixed Income Funds – 61.7%

1,905,292	Nuveen Core Plus Bond Fund (Class I)					22,120,439

391,787	Nuveen High Income Bond Fund (Class I)					3,353,693

176,854	Nuveen High Yield Municipal Bond Fund (Class I)					2,905,715

156	Nuveen Inflation Protected Securities Fund (Class I)					1,849

2,421,311	Nuveen Intermediate Term Bond Fund (Class I)					25,714,327

61,358	Nuveen Preferred Securities Fund (Class I)					983,576

1,199,949	Nuveen Short Term Bond Fund (Class I)					11,915,498

1,276,844	Nuveen Strategic Income Fund (Class I)					13,649,468

88,597	Nuveen Symphony Credit Opportunities Fund (Class I)					1,859,660
	Total Fixed Income Funds (cost $80,522,410)					82,504,224

Shares	Description (1)	Coupon		Maturity	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.9%

	Money Market Funds – 0.6%

826,385	First American Treasury Obligations, Class Z	0.000%	(4)	N/A	N/A	$826,386

10	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	U.S. Government and Agency Obligations – 0.3%

$380	U.S. Treasury Bills, (5)	0.069%	9/20/12	Aaa	$379,900
	Total Short-Term Investments ($1,206,286)				1,206,286
	Total Investments (cost $133,493,044) – 100.3%				134,109,165
	Other Assets Less Liabilities – (0.3)% (6)				(336,892)
	Net Assets – 100%				$133,772,273

Investments in Derivatives at May 31, 2012:

Futures Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index	Long	9	6/12	$684,990	$(36,212)
S&P 500 Index	Long	2	6/12	654,600	(25,733)
U.S. 5-Year Treasury Note	Short	(11)	9/12	(1,366,063)	(3,722)
					$(65,667)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of May 31, 2012:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Commodity Funds	$1,233,414	$—	$—	$1,233,414
Equity Funds	49,165,241	—	—	49,165,241
Fixed Income Funds	82,504,224	—	—	82,504,224
Short-Term Investments:
Money Market Funds	826,386	—	—	826,386
U.S. Government and Agency Obligations	—	379,900	—	379,900
Derivatives:
Futures Contracts*	(65,667)	—	—	(65,667)
Total	$133,663,598	$379,900	$—	$134,043,498
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

During the period ended May 31, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen Strategy Conservative Allocation Fund (continued)

May 31, 2012

The following table presents the fair value of all derivative instruments held by the Fund as of May 31, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statements of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Equity	Futures Contracts	—	—	Payable for variation margin on futures contracts*	$(61,945)
Interest Rate	Futures Contracts	—	—	Payable for variation margin on futures contracts*	(3,722)
					$(65,667)
*	Value represents cumulative gross unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Portfolio of Investments, and not the deposits with brokers, if any, or the receivable or payable for variation margin presented on the Statement of Assets and Liabilities.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At May 31, 2012, the cost of investments (excluding investments in derivatives) was $133,815,566.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at May 31, 2012, were as follows:

Gross unrealized:
Appreciation	$3,264,707
Depreciation	(2,971,108)
Net unrealized appreciation (depreciation) of investments	$293,599

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	The rate shown is the annualized seven-day effective yield as of May 31, 2012.

(5)	Investment, or portion of investment, segregated as collateral for investments in derivatives.

(6)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives at May 31, 2012.

N/A	Not Applicable.

12	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Strategy Funds, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: July 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: July 30, 2012

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: July 30, 2012